Prepaid Expenses (Details) - Schedule of prepaid expenses - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of prepaid expenses [Abstract]
Advances on supply and manufacturing services		$ 756,805
Advances on non-clinical research and clinical development services		524,342
Other prepayments		167,949
Total	$ 2,297,046	$ 1,449,096